Loans And Allowance For Credit Losses (Future Minimum Lease Payment Receivables Under Noncancelable Leasing Agreements) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Future minimum lease payment receivables under noncancelable lease:
Fiscal year ending March 31, 2014	¥ 192,337
Fiscal year ending March 31, 2015	173,808
Fiscal year ending March 31, 2016	103,410
Fiscal year ending March 31, 2017	66,611
Fiscal year ending March 31, 2018	45,954
Fiscal year ending March 31, 2019 and thereafter	95,839
Total minimum lease payment receivables	¥ 677,959